Fair Value Measurement - Summary of Changes in Level 3 Fair-Value Category in Securities Available for Sale (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Securities available for sale
Beginning balance	$ 204,633
Principal payments	(77,090)	(76,765)
Ending balance	203,961	204,633
Level 3 [Member]
Securities available for sale
Beginning balance	517	560
Principal payments	(49)	(43)
Ending balance	$ 468	$ 517